Investment in Joint Ventures - Summarized Financial Information of Joint Ventures and Reconciliation with Carrying Amount of Investment in Consolidated Financial Statements (Detail)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2014 CNY (¥)
Disclosure of joint ventures [Line Items]
Non-current assets	¥ 5,006,080		¥ 5,298,563		$ 790,925
Cash and bank balances	5,390,324		3,653,914	¥ 3,474,364	851,633	$ 577,292	¥ 2,291,345
Others	48,547		35,559		7,670
Total assets	21,015,059		18,596,506		3,320,229
Non-current liabilities	(630,579)		(584,820)		(99,627)
Others	(33)		(178)		(5)
Total liabilities	(10,035,783)		(8,610,694)		(1,585,582)
Equity	10,979,276		9,985,812	9,430,069	1,734,647		¥ 9,151,814
Investment in joint ventures	196,102		176,351		30,983
Revenue	16,222,442	$ 2,563,030	13,664,840	13,733,437
Depreciation and amortization	(444,181)	(70,177)	(478,160)	(469,435)
Interest expense	(96,072)	(15,179)	(75,131)	(112,987)
Profit/(loss) for the year, representing total comprehensive income for the year	1,328,547	209,901	760,002	540,997
Group's share of profit/(loss) for the year, representing the Group's share of total comprehensive income/(loss) for the year	10,082	$ 1,593	(4,068)	¥ (2,936)
Y & C Engine Co., Ltd. [Member]
Disclosure of joint ventures [Line Items]
Non-current assets	734,270		616,397
Cash and bank balances	199,925		99,014
Others	367,293		215,246
Total assets	1,301,488		930,657
Non-current liabilities	(13,543)		(60,382)
Interest-bearing loans and borrowings	(13,500)		(68,800)
Others	(842,765)		(425,777)
Total liabilities	(869,808)		(554,959)
Equity	¥ 431,680		¥ 375,698
Proportion of the Group's ownership	45.00%	45.00%	45.00%	45.00%
Group's share of net assets	¥ 194,256		¥ 169,064
Unrealized profit on transactions with joint venture	(72,021)
Investment in joint ventures	122,235		169,064		19,312
Revenue	1,331,823		553,878	¥ 356,697
Depreciation and amortization	(20,831)		(22,087)	(23,453)
Interest expense	(28,663)		(14,012)	(19,612)
Profit/(loss) for the year, representing total comprehensive income for the year	¥ 55,982		¥ 4,531	¥ (19,952)
Proportion of the Group's ownership	45.00%	45.00%	45.00%	45.00%
Group's share of profit	¥ 25,192		¥ 2,039	¥ (8,978)
Unrealized profit on transactions with joint venture	(7,437)
Group's share of profit/(loss) for the year, representing the Group's share of total comprehensive income/(loss) for the year	17,755	$ 2,805	2,039	(8,978)
Y & C Engine Co., Ltd. [Member] | Significant Joint Ventures [Member]
Disclosure of joint ventures [Line Items]
Investment in joint ventures	122,235		169,064
Group's share of profit/(loss) for the year, representing the Group's share of total comprehensive income/(loss) for the year	17,755		¥ 2,039	¥ (8,978)
Copthorne Hotel Qingdao Co Ltd [Member]
Disclosure of joint ventures [Line Items]
Proportion of the Group's ownership			60.00%	60.00%
Revenue			¥ 3,674	¥ 50,971
Depreciation and amortization			(2,797)	(12,079)
Interest expense			(1,337)	(8,599)
Profit/(loss) for the year, representing total comprehensive income for the year			¥ (6,664)	¥ (20,311)
Proportion of the Group's ownership			60.00%	60.00%
Group's share of profit			¥ (3,998)	¥ (12,187)
Depreciation arising from fair value adjustment during purchase price allocation			(467)	(2,804)
Reversal of cumulative impairment loss				21,932
Group's share of profit/(loss) for the year, representing the Group's share of total comprehensive income/(loss) for the year			(4,465)	6,941
Copthorne Hotel Qingdao Co Ltd [Member] | Significant Joint Ventures [Member]
Disclosure of joint ventures [Line Items]
Group's share of profit/(loss) for the year, representing the Group's share of total comprehensive income/(loss) for the year			(4,465)	6,941
Joint Ventures [Member]
Disclosure of joint ventures [Line Items]
Non-current assets	766,285		616,397		121,068
Cash and bank balances	312,980		99,014		49,449
Others	390,068		215,246		61,628
Total assets	1,469,333		930,657		232,144
Non-current liabilities	(13,543)		(60,382)		(2,140)
Interest-bearing loans and borrowings	(13,500)		(68,800)		(2,133)
Others	(877,585)		(425,777)		(138,652)
Total liabilities	(904,628)		(554,959)		(142,925)
Equity	564,705		375,698		89,219
Investment in joint ventures	196,102		176,351		30,983
Revenue	1,331,823	210,419	557,552	407,668
Depreciation and amortization	(21,058)	(3,327)	(24,884)	(35,532)
Interest expense	(29,006)	(4,583)	(15,349)	(28,211)
Profit/(loss) for the year, representing total comprehensive income for the year	39,009	6,163	(2,133)	(40,263)
Group's share of profit/(loss) for the year, representing the Group's share of total comprehensive income/(loss) for the year	10,082	1,593	(4,068)	(2,936)
Joint Ventures [Member] | Significant Joint Ventures [Member]
Disclosure of joint ventures [Line Items]
Investment in joint ventures	188,748		169,064		29,821
Group's share of profit/(loss) for the year, representing the Group's share of total comprehensive income/(loss) for the year	9,268	1,464	(2,426)	(2,037)
Joint Ventures [Member] | Other Joint Ventures [Member]
Disclosure of joint ventures [Line Items]
Investment in joint ventures	7,354		7,287		1,162
Group's share of profit/(loss) for the year, representing the Group's share of total comprehensive income/(loss) for the year	814	$ 129	¥ (1,642)	¥ (899)
MTU Yuchai Power Co., Ltd [Member]
Disclosure of joint ventures [Line Items]
Non-current assets	32,015
Cash and bank balances	113,055
Others	22,775
Total assets	167,845
Others	(34,820)
Total liabilities	(34,820)
Equity	¥ 133,025
Proportion of the Group's ownership	50.00%	50.00%
Group's share of net assets	¥ 66,513
Investment in joint ventures	66,513				$ 10,509
Depreciation and amortization	(227)
Interest expense	(343)
Profit/(loss) for the year, representing total comprehensive income for the year	¥ (16,973)
Proportion of the Group's ownership	50.00%	50.00%
Group's share of profit	¥ (8,487)
Group's share of profit/(loss) for the year, representing the Group's share of total comprehensive income/(loss) for the year	(8,487)	$ (1,341)
MTU Yuchai Power Co., Ltd [Member] | Significant Joint Ventures [Member]
Disclosure of joint ventures [Line Items]
Investment in joint ventures	66,513
Group's share of profit/(loss) for the year, representing the Group's share of total comprehensive income/(loss) for the year	¥ (8,487)